Earnings Per Share Data (Details) - shares shares in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016		Oct. 25, 2015
Earnings Per Share Data
Basic weighted-average shares outstanding	528,363	529,290	[1]	528,143	[2]
Dilutive potential common shares	10,753	13,183		12,859
Diluted weighted-average shares outstanding	539,116	542,473	[1]	541,002	[2]
Weighted-average outstanding stock options not included in the computation of dilutive potential common shares	3,700	1,100		900

[1]	Fiscal 2016 included 53 weeks
[2]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split distributed on February 9, 2016.